Expense Example, No Redemption - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Risk Parity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 475
3 Years	1,002
5 Years	1,607
10 Years	3,240
Fidelity Advisor Risk Parity Fund - Class C
Expense Example, No Redemption:
1 Year	180
3 Years	826
5 Years	1,550
10 Years	3,297
Fidelity Advisor Risk Parity Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	528
5 Years	1,060
10 Years	2,521
Fidelity Advisor Risk Parity Fund - Class Z
Expense Example, No Redemption:
1 Year	74
3 Years	530
5 Years	1,074
10 Years	2,561
Fidelity Advisor Risk Parity Fund - Class A
Expense Example, No Redemption:
1 Year	673
3 Years	1,140
5 Years	1,684
10 Years	$ 3,164